Fair Value Measurements (Schedule Of Financial Instruments Measured At Fair Value On A Recurring Basis) (Detail) (USD $)	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock-based compensation liability	$ 2,000,000	$ 392,427,000	$ 159,320,000
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest Rate Derivative Assets, at Fair Value			2,642,000
Interest Rate Derivative Liabilities, at Fair Value	1,500,000	2,014,000
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock-based compensation liability	$ 2,000,000	$ 392,427,000	$ 159,320,000